Group Companies - Additional Information - Associates (Detail) € in Millions		12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 EUR (€)
La Banque Postale Asset Management (LBPAM) [member] | Asset Management [member]
Disclosure of associates [Line Items]
Proportion of ownership interest in associate		25.00%
Name of associate		La Banque Postale Asset Management
Country of incorporation of associate		France
A.S.R. Nederland N.V [Member]
Disclosure of associates [Line Items]
Percentage of shareholding above which unanimous vote of the supervisory directors is required for capital management material reinsurance and capital allocation	20.00%	20.00%
Merger and acquisition transactions above which affirmative vote of independent nominee is required	€ 500	€ 500
Period over which directors may be appointed	5 years
A.S.R. Nederland N.V [Member] | Bottom of range [member]
Disclosure of associates [Line Items]
Percentage of shareholding for where vote of the non independent nominee is required for changes to dividend policy	20.00%	20.00%
A.S.R. Nederland N.V [Member] | Criteria Two For Directors Appointment [Member] | Top of range [member]
Disclosure of associates [Line Items]
Percentage of shareholding for director appointment	20.00%	20.00%
A.S.R. Nederland N.V [Member] | Criteria Two For Directors Appointment [Member] | Bottom of range [member]
Disclosure of associates [Line Items]
Percentage of shareholding for director appointment	10.00%	10.00%
A.S.R. Nederland N.V [Member] | Criteria One For Directors Appointment [Member] | Bottom of range [member]
Disclosure of associates [Line Items]
Percentage of shareholding for director appointment	20.00%	20.00%
A.S.R. Nederland N.V [Member] | Holding [Member]
Disclosure of associates [Line Items]
Proportion of ownership interest in associate		29.98%
Name of associate		ASR Nederland N.V
Country of incorporation of associate		Utrecht